ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
21V Xi'an
Estimated Fair Values of Assets Acquired and Liabilities Assumed as of Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

Net assets acquired	RMB

Current assets	7,284
Property and equipment, net	24,820
Other payables	(2,761)
Amount due to related parties	(390)
Deferred tax liability	(2,437)

Total net assets acquired	26,516
Purchase consideration	15,977

Bargain purchase gain recognized	(10,539)

Fastweb Acquisition
Estimated Fair Values of Assets Acquired and Liabilities Assumed as of Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

RMB
Current assets	25,042
Property and equipment, net	11,333
Contract backlog (Note 9)	1,850
Customer relationships (Note 9)	13,500
Supplier relationships (Note 9)	1,955
Platform software (Note 9)	8,900
Deferred tax assets	1,450

Total assets acquired	64,030

Accounts payable	7,237
Current liabilities	13,454
Deferred tax liabilities, non-current	6,551

Total liabilities assumed	27,242

Net assets acquired	36,788
Purchase consideration	116,040

Goodwill	79,252

Purchase Price Consideration

As part of the Company’s business expansion strategy into content delivery network (“CDN”) services, the Company acquired 100% equity interests in Fastweb for a total purchase consideration of RMB116,040 on September 9, 2012, as follows:

RMB
Cash consideration (i)	33,395
Contingent ordinary shares issuance * (ii)	82,645

Total fair value of purchase price consideration	116,040

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	RMB7,502 and RMB 9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.

(ii)	The contingent share consideration is determined based on the achievement by Fastweb of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2012 and 2013 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Fastweb will meet the contractually stipulated targets. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2012 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2012, with its fair value of RMB41,197 reclassified to additional paid in capital. The remaining contingent consideration related to fiscal 2013 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

Unaudited Pro Forma Consolidated Financial Information

The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

	For the year ended December 31
	2011	2012	2012
	RMB	RMB	US$
Net revenue	1,076,518	1,574,918	252,792
Net profit	42,498	49,957	8,019
Earnings per share basic (RMB)	0.06	0.14	0.02

Managed Network Entities
Purchase Price Consideration

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired a 51% equity interest in CYSD and ZBXT (collectively, the “Managed Network Entities”) from a related party for a total purchase consideration of RMB172,439 on September 30, 2010, as follows:

RMB
Cash consideration (i)	50,000
Contingent consideration in cash * (iii)	38,536
Contingent ordinary shares issuance * (iii) and (iv)	75,494
Option to acquire the Company’s ordinary shares * (ii)	15,174
Less: Call option to purchase the remaining 49% equity interest in the Managed Network Entities (ii)	(6,765)

Total fair value of purchase price consideration	172,439

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares, the option to acquire the Company’s ordinary shares and the call option with the assistance of an independent third party valuation firm.

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB50,000 was paid in September 2010.

(ii)	The Company issued an option to the Seller to acquire RMB25,000 of its ordinary shares at a fixed exercise price of US$8.61 per share, exercisable at any time through June 2012. As the option is indexed to the RMB:USD currency index in addition to its own shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment to fair value recorded to the results of operations with a corresponding credit in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iii)	The contingent consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2011, 2012 and 2013, as well as the successful negotiation of a country-wide fiber optic lease agreement with a specific third party that is critical to the expansion of their business. The above contingent consideration amounts were derived from the Company’s assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts still outstanding have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iv)	In accordance with the sales and purchase agreement, if the option to acquire the Company’s ordinary shares per (ii) above is exercised, any contingent consideration payable in shares, if and when the stipulated targets are achieved, would be reduced by the number of shares issued through the exercise of that option. As such, the valuation of the contingent consideration payable in shares represents the fair value of the contingent share consideration payable that is in excess of the shares issuable as discussed in (ii) above. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets discussed in (iii) above, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingencies with respect to the financial targets for fiscal years 2011 and 2012 were resolved, the corresponding portions of the contingent consideration in shares were remeasured on December 31, 2011 and 2012, respectively, with their fair values reclassified to additional paid in capital.

Business Acquisition

On December 15, 2011, the Company exercised the option to acquire the remaining 49% equity interest of the Managed Network Entities, as follows:

RMB
Contingent cash consideration	69,917
Contingent ordinary share issuance	99,251

Total fair value of purchase price consideration	169,168

Guangzhou Gehua Network Technology and Development Co., ("Gehua")
Purchase Price Consideration

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired 100% equity interest in Gehua from a related party for a total purchase consideration of RMB 77,469 on October 19, 2011, as follows:

RMB
Cash consideration (i)	14,820
Contingent consideration in cash * (ii)	15,949
Contingent ordinary shares issuance * (iii)	46,700

Total fair value of purchase price consideration	77,469

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB14,820 was paid in October 2011.

(ii)	The contingent cash consideration is determined based on the achievement by Gehua of certain financial targets for the period from September 1, 2011 to August 31, 2012. The above contingent consideration amounts were derived from the Company’s assessment of whether Gehua will meet the certain contractually stipulated targets. Such amounts were fully paid by February 2013, as the contingency was resolved in 2012.

(iii)	The contingent consideration in shares is determined based on the achievement by Gehua of certain financial targets in accordance with the sales and purchase agreement for the periods from September 1, 2011 to December 31, 2011, from September 1, 2011 to August 31, 2013 and the operating effectiveness of the fiber optic lease arrangement acquired as part of this acquisition for the period up to August 15, 2014. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. Such contingent consideration amounts still outstanding have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position. As the contingency with respect to the financial targets for the period from September 1, 2011 to December 31, 2011 has been resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value reclassified to additional paid in capital.